Offerings - Offering: 1	Sep. 04, 2025
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class B ordinary shares, par value US$0.0001 per share
Fee Rate	0.01531%
Offering Note	Note 1.a. Includes securities initially offered and sold outside the United States that may be resold from time to time in the United States either as part of their distribution or within 40 days after the later of the effective date of this registration statement and the date when the securities are first bona fide offered to the public. These securities are not being registered for the purposes of sales outside of the United States. Note 1.b. An unspecified number of each identified class of securities is being registered and may from time to time be sold at unspecified prices. In accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of all of the registration fee. Note 1.c. These Class B ordinary shares are represented by American depositary shares, or ADSs, each of which represents one Class B ordinary share. The ADSs issuable on deposit of the Class B ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 initially filed with the Securities and Exchange Commission on February 2, 2023 (Registration No. 333-269524).